Segment reporting (Tables)	9 Months Ended
Jul. 31, 2022
Disclosure of operating segments [abstract]
Schedule of geographical areas
The following is a summary of the Company’s geographical information:

	Canada	United States	Total
	$	$	$
Revenues
Nine months ended July 31, 2022	3,764,697	6,760,057	10,524,754
Nine months ended July 31, 2021	2,042,730	941,017	2,983,747

Non-current assets
Nine months ended July 31, 2022	18,681,071	128,094,331	146,775,402
Year ended October 31, 2021	15,476,877	37,922,346	53,399,223